Assets And Disposal Groups Held For Sale - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Other reserves relating to non-current assets and disposal groups held for sale		¥ 52,146	¥ 0
Sumitomo mitsui finance and leasing company, limited [member] | Sumitomo Corporation [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest		40.00%
Sumitomo mitsui finance and leasing company, limited [member] | Domestic [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest		60.00%
Scenario, Forecast [Member] | Sumitomo mitsui finance and leasing company, limited [member] | Sumitomo Corporation [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest	50.00%
Scenario, Forecast [Member] | Sumitomo mitsui finance and leasing company, limited [member] | Domestic [member]
Disclosure of noncurrent assets and disposal groups classified as held for sale [line items]
Equity ownership interest	50.00%